Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Summary of Redeemable Noncontrolling Interest
The following depicts changes to the balances of the redeemable noncontrolling interests:

	Linetec	Drum	Total
(Thousands of dollars)
Balance, December 31, 2019	$84,542	$—	$84,542
Net income attributable to redeemable noncontrolling interests	6,661	—	6,661
Redemption value adjustment	74,513	—	74,513
Balance, December 31, 2020	165,716	—	165,716
Redeemable noncontrolling interest acquired	—	12,562	12,562
Net income attributable to redeemable noncontrolling interests	6,416	7	6,423
Redemption value adjustment	12,016	—	12,016
Balance, December 31, 2021	$184,148	$12,569	$196,717